Inventories	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6 — INVENTORIES

	As of March 31,
	2022	2023
	RMB	RMB
Raw materials	32,004	12,294
Work in progress	1,326	2,972
Finished goods	13,533	11,217
Total inventory, gross	46,863	26,483
Inventory reserve	(10,792)	(10,314)
Total inventory, net	36,071	16,169

The Company analyzed the valuation of inventory and disposed obsolete inventories. As a result of such analysis, the movement of inventory reserve was as follows:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	5,962	13,393	10,792
Additional charge (written off), net	7,589	(2,467)	407
Foreign currency translation difference	(158)	(134)	(885)
Balance at the end of year	13,393	10,792	10,314